INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2019	2018
Deferred income tax assets
Tax losses carried forward	$397	$394
Financial instruments and other	350	77
	$747	$471
Deferred income tax liabilities
Property, plant and equipment and investment properties	$(2,541)	$(1,702)
Intangible assets	(2,714)	(2,115)
	$(5,255)	$(3,817)
Net deferred income tax liabilities	$(4,508)	$(3,346)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$112	$75
Deferred income tax liabilities	(4,620)	(3,421)
Net deferred income tax liabilities	$(4,508)	$(3,346)

US$ MILLIONS	2019	2018	2017
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(148)	$(95)	$(204)
Cash flow hedges	3	3	8
Other	3	(5)	(4)
Total income tax expense recognized directly in other comprehensive income	$(142)	$(97)	$(200)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2019	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2019
Deferred income tax assets related to non-capital losses and capital losses	$394	$40	$—	$(22)	$(15)	$397
Deferred income tax liabilities related to differences in tax and book basis, net	(3,740)	(68)	(142)	54	(1,009)	(4,905)
Net deferred income tax liabilities	$(3,346)	$(28)	$(142)	$32	$(1,024)	$(4,508)

		Recognized in
US$ MILLIONS	Jan. 1, 2018	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2018
Deferred income tax assets related to non-capital losses and capital losses	$361	$(13)	$—	$8	$38	$394
Deferred income tax liabilities related to differences in tax and book basis, net	(3,144)	(33)	(97)	266	(732)	(3,740)
Net deferred income tax liabilities	$(2,783)	$(46)	$(97)	$274	$(694)	$(3,346)

(1)	Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2019	2018	2017
Tax expense comprises:
Current income tax expense	$250	$318	$106
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	29	53	92
Changes in tax rates or the imposition of new taxes	(20)	(11)	(41)
Previously unrecognized deferred taxes	19	4	16
Total income tax expense	$278	$364	$173
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$928	$1,170	$747
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	354	278	304
Change in substantively enacted tax rates	(20)	(11)	(41)
Earnings from investments in associates and joint ventures	(50)	(3)	(12)
Portion of gains subject to different tax rates	34	141	2
Taxable income attributable to non-controlling interests	(62)	(35)	(65)
International operations subject to different tax rates	(6)	(17)	(39)
Deferred tax assets not recognized	19	4	15
Permanent differences and other	9	7	9
Income tax expense recognized in profit or loss	$278	$364	$173